Reclamation and Closure Cost Provisions - Disclosure of Detailed Information about Reclamation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	$ 98,716	$ 99,148
Accretion	6,264	5,618
Disposals		332
Change in estimates	23,185	(7,489)
Reclamation expenditures	(1,520)	(2,251)
Foreign exchange loss	7,584	3,481
Foreign currency translation	751	(123)
Ending balance	134,980	98,716
Current	14,897	3,202
Non-current	120,083	95,514
Total reclamation and closure cost provisions	134,980	98,716
United States
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	27,731	28,474
Accretion	1,002	699
Disposals		0
Change in estimates	3,725	(1,442)
Reclamation expenditures	0	0
Foreign exchange loss	0	0
Foreign currency translation	0	0
Ending balance	32,458	27,731
Total reclamation and closure cost provisions	32,458	27,731
Mexico
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	31,393	31,903
Accretion	2,993	2,869
Disposals		332
Change in estimates	(9,687)	(5,200)
Reclamation expenditures	(435)	(442)
Foreign exchange loss	4,312	1,931
Foreign currency translation	0	0
Ending balance	28,576	31,393
Total reclamation and closure cost provisions	28,576	31,393
Brazil
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	33,875	36,206
Accretion	2,041	1,967
Disposals		0
Change in estimates	6,979	(4,298)
Reclamation expenditures	(1,021)	(1,809)
Foreign exchange loss	3,239	1,809
Foreign currency translation	0	0
Ending balance	45,113	33,875
Total reclamation and closure cost provisions	45,113	33,875
Canada
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	5,717	2,565
Accretion	228	83
Disposals		0
Change in estimates	22,168	3,451
Reclamation expenditures	(64)	0
Foreign exchange loss	33	(259)
Foreign currency translation	751	(123)
Ending balance	28,833	5,717
Total reclamation and closure cost provisions	$ 28,833	$ 5,717